Projected benefit payments to postretirement plan (Detail) (Other Postretirement Benefit Plans Defined Benefit [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	$ 5,820
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	5,998
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	6,290
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	6,565
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	6,844
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	$ 37,668